Share-based Compensation - Schedule of Stock Options Activity (FY) (Details) - $ / shares			1 Months Ended
	Feb. 26, 2025	Dec. 09, 2024	Dec. 31, 2024
Number of Shares
Granted (in shares)	140,000	975,409
Vested (in shares)			61,560
Exercised (in shares)			0
Forfeited (in shares)			0
Outstanding (in shares)			913,849
Exercisable (in shares)			0
Weighted Average Exercise Price
Granted (in usd per share)	$ 8.84	$ 12.2
Vested (in usd per share)			$ 12.2
Exercised (in usd per share)			0
Forfeited (in usd per share)			0
Outstanding (in usd per share)			12.2
Exercisable (in usd per share)			0
Weighted Average Grant Date Fair Value (per share)
Granted (in usd per share)	$ 4.97	$ 6.63
Vested (in usd per share)			6.63
Exercised (in usd per share)			0
Forfeited (in usd per share)			0
Outstanding (in usd per share)			6.63
Exercisable (in usd per share)			$ 0